Notes Payable, Related Parties (Tables)	6 Months Ended
Jun. 30, 2020
Notes Payable, Related Parties [Abstract]
Schedule of maturities of the lease liability
For the years ended December 31,
2020 (remainder of year)	$1,068,243
2021	795,639
2022	869,700
2023	950,655
2024	246,056
Total	3,930,293
Less: loan costs	(159,791)
Discounts	(354,276)
Total	$3,416,226